Customer accounts and amounts due to banks	12 Months Ended
Dec. 31, 2023
Customer accounts and amounts due to banks
Customer accounts and amounts due to banks
19.	Customer accounts and amounts due to banks

As of December 31, 2023, and 2022, customer accounts and amounts due to banks relates to liabilities held for sale and consisted of the following:

	As of	As of
	December 31,	December 31,
	2022	2023
Legal entities’ current/demand accounts	8,829	—
Correspondent accounts of other banks	2,335	—
Individuals’ current/demand accounts	39	—
Total customer accounts and amounts due to banks	11,203	—